As filed with the Securities and Exchange Commission on or about March 21, 2013
Registration No. 033-50390 and 811-07076

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
_____________

FORM N-1A

Registration Statement Under The Securities Act Of 1933	[X]
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 52	[X]
and/or

Registration Statement Under The Investment Company Act Of 1940	[X]
Amendment No. 53	[X]

WILSHIRE MUTUAL FUNDS, INC
(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, Suite 700
Santa Monica, California 90401
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code:  (310) 451-3051

(Name and Address of Agent for Service) Jason A. Schwarz c/o Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, California 90401	Copy to: Cathy G. O’Kelly Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b);
[X]	on March 28, 2013 pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	on _____________ pursuant to paragraph (a)(1);
[ ]	75 days after filing pursuant to paragraph (a)(2);
[ ]	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ X ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY COMMENT

This Post-Effective Amendment to the Registration Statement of Wilshire Mutual Funds, Inc (the “Registrant”) on Form N-1A is being filed for the purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed under Ruled 485(a) of the Securities Act of 1933.  This Post-Effective Amendment No. 52 to the Registration Statement of the Registrant incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 51 to the Registration Statement of the Registrant filed with the Securities and Exchange Commission on January 23, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, and the State of California, on the 21st day of March, 2013.

WILSHIRE MUTUAL FUNDS, INC.

By:	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 52 to the registration statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Margaret M. Cannella* Margaret M. Cannella	Director	March 21, 2013

Roger Formisano* Roger Formisano	Director	March 21, 2013

Edward Gubman* Edward Gubman	Director	March 21, 2013

Suanne K. Luhn* Suanne K. Luhn	Director	March 21, 2013

/s/Victor Zhang Victor Zhang	Director	March 21, 2013

George J. Zock* George J. Zock	Director	March 21, 2013

/s/Michael Wauters Michael Wauters	Treasurer	March 21, 2013

/s/ Jason A. Schwarz Jason A. Schwarz	President	March 21, 2013

*By: /s/ Michael Wauters Michael Wauters		March 21, 2013

*   As Attorney-in-Fact and Agent pursuant to the powers of attorney previously filed.